UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Reports to Stockholders.

Annual Report

M.D. Sass Equity Income Plus Fund
M.D. Sass Short Term U.S. Government Agency Income Fund

May 31, 2019

Investment Advisers

M.D. Sass Investors Services, Inc.
M.D. Sass, LLC
55 West 46th Street
28th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-855-637-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-855-637-3863. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all M.D. Sass Funds you hold.

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLES	6
INVESTMENT HIGHLIGHTS	8
SCHEDULES OF INVESTMENTS	13
SCHEDULE OF WRITTEN OPTIONS	16
STATEMENTS OF ASSETS AND LIABILITIES	22
STATEMENTS OF OPERATIONS	23
STATEMENTS OF CHANGES IN NET ASSETS	24
FINANCIAL HIGHLIGHTS	26
NOTES TO FINANCIAL STATEMENTS	29
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
NOTICE OF PRIVACY POLICY & PRACTICES	41
ADDITIONAL INFORMATION	42

Dear Shareholder of the M.D. Sass Equity Income Plus Fund (the “Fund” or “MDEIX” or “MDEPX”),

Performance Review:

MDEIX returned +2.55% for the 12-month period ended May 31, 2019 (MDEPX returned +2.15% over the same period).  The CBOE S&P 500 BuyWrite Index (BXM) returned -1.85% over the same time period.

The steep decline seen at the end of 2018 reversed significantly in the first half of 2019.  Our stock portfolio of more value-oriented stocks outperformed during this time period, while our written calls being closer to at the money negated some of this upside.  More economically sensitive and levered names were our top performers.  As designed, our market hedge via S&P 500 puts added significant value and protected the portfolio as equity markets fell in the 4th quarter of 2018.

The stock/call combinations that most positively impacted performance during this period were Gildan Activewear Inc (GIL), Comcast Corp (CMCSA), and Packaging Corp of America (PKG), while the most significant stock/call detractors were Clearway Energy (CWEN), Acuity Brands (AYI), and Walt Disney Co (DIS).

Market Outlook:

Volatility continues across the board, as investors await the implications of a possible trade deal with China and/or more tariffs to be imposed on the country.  However, signals that Fed rate cuts may start in the back half of this year has offset these concerns and pushed the stock indexes to new highs.  We continue to maintain diligence in our net exposure and manage the portfolio with positions that we believe can continue to maintain positive earnings trajectory in a lower growth environment.  Companies with strong balance sheets and less cyclical business models make up the bulk of our portfolio.

Past performance is not a guarantee of future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Opinions expressed are those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.  The Fund invests in mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies.  The Fund invests in options, which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. There is no assurance that a closing transaction on a call option can be affected at a favorable price.  During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund.  When the Fund invests in other investment companies, including exchange-traded funds (“ETFs”), it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund may participate in initial public offerings (“IPOs”) or secondary offerings which may result in a magnified impact on the performance of the Fund. IPOs and secondary offerings are frequently volatile in price and may increase the turnover of the Fund, which may lead to increased expenses.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

CBOE S&P 500 BuyWrite Index (BXM): The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

Written call:  Writing a call option means that one is selling a call option.  If one sells a call, then you are obliged to sell stock at the strike price.  A call written close to or at the money has a strike price near the current price of the underlying stock.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

This Fund is distributed by Quasar Distributors, LLC.

Dear Shareholder of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Fund” or “MDSIX”),

Performance Review:

For the twelve-month period ended May 31, 2019, MDSIX returned +2.66% vs. a +3.44% increase for the BofA Merrill Lynch 1-3 Year U.S. Treasury Index.  Overall, during the period, interest rates fell spurring the Fund’s absolute performance.  In relative terms, the Fund lagged the benchmark in the fourth quarter of 2018 as markets declined sharply and Treasuries outperformed strongly.  The Fund has outperformed the Index over the last 3 years, 5 years and since inception as outlined in the table below.

Average Annual Total Return as of 5/31/19
	1 Year	3 Years	5 Years	Since Inception
MDSIX Institutional Class	2.66%	1.63%	1.20%	1.27%
BofA Merrill Lynch 1-3 Year
U.S. Treasury Index	3.44%	1.32%	1.10%	0.94%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-637-3863.

MDSIX Gross Expense ratio: 0.92%; MDSIX Net Expense ratio: 0.57%*

*	Ratios correlate to the prospectus dated September 28, 2018. The Adviser has contractually agreed to waive its management fees and/or reimburse Fund expenses through at least September 28, 2019.

During the last twelve months, the market experienced a major shift of central bank monetary policy as the Federal Open Market Committee (FOMC) pivoted to easier policy subsequent to the market sell-off at the end of 2018.  Prior to the change in monetary policy, Treasury yields had risen significantly across the term structure during the summer as the Federal Open Market Committee (“FOMC”)  raised the Fed Funds rate target range from 1.75-2% to 2-2.25% at its September meeting.  There was increasing concern that the so-called flow of quantitative easing was turning into the ebb of quantitative tightening.  The investor concern of over-restrictive monetary policy and deteriorating global growth triggered a market sell-off at year end.

Treasury yields declined significantly across the term structure during the first quarter of 2019.  In January, the Fed surprised the market with a sharp dovish turn of its monetary policy.  The Committee noted that it will be “patient” in determining future “adjustments” to the target Fed Funds rate.  In March, the Fed further signaled its willingness to pause hikes until inflation picks up.  The yield curve compressed to a new cycle flat with an inversion of the 3-month and 10-year Treasury yields in March (the first time since 2007).  The market also went from pricing in Fed interest rate hikes to interest rate cuts by the end of the first calendar quarter of 2019.

Year-to-date, global economic growth lagged expectations.  In Europe, Germany’s 10-year government bond yields dropped into negative territory in the first calendar quarter of 2019 for the first time since October 2016 amid rising market concerns for the region’s economic growth.  In the U.S., even though the labor market continued to tighten, overall inflation has moderated.  For instance, the March core Personal Consumption Expenditures deflator price index came in at 1.55% year-over-year and was the lowest since September 2017.  In addition, US-China trade disputes which are negative for globalization have contributed to increased market volatility.

Financial conditions tightened abruptly in early May as President Trump escalated the trade war with China by announcing plans to hike the tariffs imposed on $200billion of Chinese goods from 10% to 25%.  The President later threatened to impose tariffs on all Chinese trade with the U.S.  Driven by a flight to quality, global government yields rallied aggressively across the yield curve.  In the US, 10-year yields fell by 37bps, falling below the yield of 3-month T-bills.  The Fed Funds futures market also priced in two 25 basis point cuts by the Fed by year end.

Market Outlook:

Markets continued to whipsaw between reactions to a dovish Fed and weaker global growth data.  Historically, an inverted yield curve has tended to precede an economic recession.  However, quantitative easing by the Fed and the resulting decline in the 10-year Treasury yield premium may have made it easier to achieve an inverted yield curve.  More important is the Fed’s changing perspective of lower equilibrium (real) interest rates, which implies that the market might gradually price in the beginning of a Fed easing cycle.  In turn, short maturity yields such as 2 Year Treasuries (and short duration Agency Mortgage-Backed Securities – “MBS”) have tended to outperform historically following the Fed’s first rate cut.

In our view, U.S. Government and Agency MBS yields remain a compelling standout amidst the spectrum of alternative high credit quality global alternatives, where the existence of negative rates continues in many countries.  Importantly, our M.D. Sass bond strategy is a highly specialized Agency MBS strategy.  We remain confident in the potential benefits of our high quality bond strategy as it continues to aim to be an effective vehicle to buffer against adverse market volatility.

Past performance is not a guarantee of future results.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  However, the Fund only intends to invest in 1- to 3-year duration securities. Investments in U.S. Agency MBS include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity.  The federal government guarantees interest payments from government securities while the Fund offers no such guarantee.  Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index: An unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest in an index.

Personal Consumption Expenditures deflator price index: The Personal Consumption Expenditures deflator price index, released each month in the U.S. Government’s Personal Income and Outlays report, reflects changes in the prices of goods and services purchased by consumers in the United States.

Basis Point: A common unit of measure in finance.  One basis point is one hundredth of one percent.

Duration: A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.  Duration is expressed as a number of years.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

This Fund is distributed by Quasar Distributors, LLC.

This report must be preceded or accompanied by a prospectus.

M.D. Sass Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor Class shares of the M.D. Sass Equity Income Plus Fund only), shareholder servicing fees (Investor Class shares of the M.D. Sass Equity Income Plus Fund only) and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 – May 31, 2019).

Actual Expenses

The first line under each share class in the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These Expenses are not included in the Examples. The Examples include, but are not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each share class in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

M.D. Sass Equity Income Plus Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,018.40	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

Investor Class
Actual	$1,000.00	$1,016.10	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

(1)	The period is December 1, 2018 – May 31, 2019.
(2)
Expenses for the Institutional Class and Investor Class are equal to the annualized expense ratio of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/365.

M.D. Sass Funds
Expense Examples (Continued)
(Unaudited)

M.D. Sass Short Term U.S. Government Agency Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,024.40	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

(1)	The period is December 1, 2018 – May 31, 2019.
(2)	Expenses for the Institutional Class are equal to the annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365.

M.D. Sass Equity Income Plus Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.  To achieve its investment objective, the Fund will normally invest in a diversified portfolio of rigorously researched, dividend paying, common stocks that the Fund’s investment adviser believes are undervalued.  The Fund’s investment adviser will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the put option, the Fund will periodically buy put options on equity security indices.  The Fund’s allocation of portfolio holdings as of May 31, 2019 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)*

*	Written Options (2.94)%

Continued

M.D. Sass Equity Income Plus Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of May 31, 2019

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund –
Institutional Class	1.84%	2.55%	2.59%	2.07%	4.00%
CBOE S&P 500 BuyWrite Index	-3.16%	-1.85%	6.10%	4.98%	6.50%
S&P 500 Index	0.74%	3.78%	11.72%	9.66%	11.80%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

M.D. Sass Equity Income Plus Fund – Investor Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of May 31, 2019

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund – Investor Class	1.61%	2.15%	2.25%	1.74%	3.67%
CBOE S&P 500 BuyWrite Index	-3.16%	-1.85%	6.10%	4.98%	6.50%
S&P 500 Index	0.74%	3.78%	11.72%	9.66%	11.80%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Highlights
(Unaudited)

he Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage backed securities (“Agency MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac), and collateralized mortgage obligations (“CMOs”), backed by Agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of May 31, 2019 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of May 31, 2019

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(6/30/11)
M.D. Sass Short Term U.S. Government
Agency Income Fund	2.44%	2.66%	1.63%	1.20%	1.27%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	2.71%	3.44%	1.32%	1.10%	0.94%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass Equity Income Plus Fund

Schedule of Investments

May 31, 2019

	Shares	Value

COMMON STOCKS* – 88.52%

Aerospace & Defense – 4.39%
Raytheon Co.	8,700	$1,518,150

Banks – 3.56%
Webster Financial Corp.	27,800	1,230,984

Building Products – 5.27%
Fortune Brands Home & Security, Inc.	37,900	1,821,474

Capital Markets – 3.59%
Northern Trust Corp.	14,500	1,240,040

Chemicals – 3.00%
Air Products & Chemicals, Inc.	5,100	1,038,309

Construction Materials – 4.34%
Vulcan Materials Co.	12,000	1,498,920

Containers & Packaging – 5.07%
Ball Corp.	15,500	951,545
Packaging Corp. of America	9,000	801,720
		1,753,265

Distributors – 2.48%
LKQ Corp. (b)	33,400	856,710

Electrical Equipment – 2.86%
Acuity Brands, Inc.	8,000	989,360

Entertainment – 4.74%
The Walt Disney Co.	12,400	1,637,296

Hotels, Restaurants & Leisure – 3.38%
Royal Caribbean Cruises Ltd. (a)	9,600	1,168,896

Household Durables – 2.37%
Lennar Corp.	16,500	819,390

Independent Power and Renewable Electricity Producers – 4.36%
Clearway Energy, Inc.	47,300	709,500
NRG Energy, Inc.	23,400	796,536
		1,506,036

Insurance – 8.45%
Chubb Ltd. (a)	6,400	934,848
MetLife, Inc.	43,000	1,987,030
		2,921,878

IT Services – 3.85%
Sabre Corp.	65,700	1,332,396

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

May 31, 2019

	Shares	Value
COMMON STOCKS* – 88.52% (Continued)

Media – 5.99%
Comcast Corp.	50,500	$2,070,500

Multiline Retail – 4.73%
Dollar Tree, Inc. (b)	16,100	1,635,599

Pharmaceuticals – 4.03%
Pfizer, Inc.	33,600	1,395,072

Semiconductors & Semiconductor Equipment – 3.73%
Teradyne, Inc.	30,600	1,289,484

Software – 3.11%
Microsoft Corp.	8,700	1,076,016

Textiles, Apparel & Luxury Goods – 5.22%
Gildan Activewear, Inc. (a)	50,000	1,803,000
TOTAL COMMON STOCKS (Cost $29,430,998)		30,602,775

MASTER LIMITED PARTNERSHIPS* – 6.91%

Capital Markets – 2.73%
Apollo Global Management, LLC	32,100	944,061

Oil, Gas & Consumable Fuels – 4.18%
EQM Midstream Partners LP	33,500	1,443,850
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,004,538)		2,387,911

REAL ESTATE INVESTMENT TRUSTS* – 3.41%
VICI Properties, Inc.	53,100	1,177,758
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,098,943)		1,177,758

		Notional
	Contracts	Value
PURCHASED OPTIONS – 0.22%

EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: July 2019, Exercise Price: $262.00	250	$6,881,750	75,250
TOTAL PURCHASED OPTIONS (Cost $70,889)			75,250

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

May 31, 2019

	Shares	Value
SHORT-TERM INVESTMENTS – 4.10%
First American Government Obligations Fund, Class X, 2.305% (c)	1,417,279	$1,417,279
TOTAL SHORT-TERM INVESTMENTS (Cost $1,417,279)		1,417,279

Total Investments (Cost $35,022,647) – 103.16%		35,660,973
Liabilities in Excess of Other Assets – (3.16)%		(1,092,455)
TOTAL NET ASSETS – 100.00%		$34,568,518

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2019.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Written Options

May 31, 2019

		Notional
	Contracts	Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
Acuity Brands, Inc.
Expiration: August 2019, Exercise Price: $140.00	(80)	$(989,360)	$(26,160)
Air Products & Chemicals, Inc.
Expiration: June 2019, Exercise Price: $175.00	(51)	(1,038,309)	(147,900)
Apollo Global Management, LLC
Expiration: June 2019, Exercise Price: $30.00	(1)	(2,941)	(62)
Expiration: July 2019, Exercise Price: $32.00	(320)	(941,120)	(12,000)
Ball Corp.
Expiration: August 2019, Exercise Price: $60.00	(155)	(951,545)	(50,375)
Chubb Ltd. (a)
Expiration: June 2019, Exercise Price: $140.00	(64)	(934,848)	(44,160)
Clearway Energy, Inc.
Expiration: August 2019, Exercise Price: $15.00	(473)	(709,500)	(35,475)
Comcast Corp.
Expiration: June 2019, Exercise Price: $42.50	(505)	(2,070,500)	(16,160)
Dollar Tree, Inc.
Expiration: August 2019, Exercise Price: $100.00	(161)	(1,635,599)	(85,330)
EQM Midstream Partners LP
Expiration: June 2019, Exercise Price: $45.00	(335)	(1,443,850)	(8,375)
Fortune Brands Home & Security, Inc.
Expiration: September 2019, Exercise Price: $55.00	(379)	(1,821,474)	(30,699)
Gildan Activewear, Inc. (a)
Expiration: June 2019, Exercise Price: $35.00	(500)	(1,803,000)	(77,500)
Lennar Corp.
Expiration: August 2019, Exercise Price: $55.00	(165)	(819,390)	(17,243)
LKQ Corp.
Expiration: August 2019, Exercise Price: $27.50	(334)	(856,710)	(22,545)
MetLife, Inc.
Expiration: July 2019, Exercise Price: $50.00	(430)	(1,987,030)	(18,060)
Microsoft Corp.
Expiration: June 2019, Exercise Price: $120.00	(87)	(1,076,016)	(46,632)
Northern Trust Corp.
Expiration: October 2019, Exercise Price: $95.00	(145)	(1,240,040)	(24,288)
NRG Energy, Inc.
Expiration: June 2019, Exercise Price: $43.00	(234)	(796,536)	(1,170)
Packaging Corp. of America
Expiration: July 2019, Exercise Price: $95.00	(90)	(801,720)	(10,350)
Pfizer, Inc.
Expiration: July 2019, Exercise Price: $42.00	(336)	(1,395,072)	(35,280)
Raytheon Co.
Expiration: August 2019, Exercise Price: $180.00	(87)	(1,518,150)	(39,150)
Royal Caribbean Cruises Ltd. (a)
Expiration: June 2019, Exercise Price: $130.00	(96)	(1,168,896)	(3,936)
Sabre Corp.
Expiration: July 2019, Exercise Price: $22.50	(657)	(1,332,396)	(6,570)
Teradyne, Inc.
Expiration: July 2019, Exercise Price: $43.00	(306)	(1,289,484)	(55,080)

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Written Options (Continued)

May 31, 2019

		Notional
	Contracts	Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS (Continued)
VICI Properties, Inc.
Expiration: June 2019, Exercise Price: $20.00	(531)	$(1,177,758)	$(116,820)
Vulcan Materials Co.
Expiration: August 2019, Exercise Price: $130.00	(120)	(1,498,920)	(49,200)
The Walt Disney Co.
Expiration: July 2019, Exercise Price: $130.00	(124)	(1,637,296)	(66,340)
Webster Financial Corp.
Expiration: July 2019, Exercise Price: $55.00	(278)	(1,230,984)	(3,058)
TOTAL WRITTEN OPTIONS (Premiums received $1,640,461)			$(1,049,918)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments

May 31, 2019

	Principal
	Amount		Value
MORTGAGE BACKED SECURITIES – 83.69%
Fannie Mae Pool
725792, 4.500%, 08/01/2019	$149		$150
890156, 5.000%, 05/01/2023	7,177		7,369
995865, 4.500%, 07/01/2024	90,159		92,845
AL9541, 3.500%, 12/01/2026	208,970		214,838
47935, 4.843% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,281		1,318
AL8046, 3.500%, 01/01/2028	836,391		859,876
AL6206, 3.500%, 06/01/2028	202,186		208,956
252284, 6.500%, 01/01/2029	76,793		86,509
323591, 6.500%, 03/01/2029	19,117		21,219
AL5259, 3.500%, 05/01/2029	294,323		302,675
BM4202, 3.500%, 12/01/2029	192,308		197,758
BM1231, 3.500%, 11/01/2031	484,093		499,107
MA0949, 3.500%, 01/01/2032	122,477		126,742
555326, 5.500%, 04/01/2033	168,764		188,175
555531, 5.500%, 06/01/2033	149,051		163,783
555592, 5.500%, 07/01/2033	40,478		44,410
748375, 3.866% (12 Month LIBOR USD + 1.117%), 08/01/2033 (a)	1,606		1,679
888073, 5.500%, 02/01/2035	28,647		31,401
735670, 5.500%, 03/01/2035	57,833		63,287
745751, 5.500%, 09/01/2035	36,469		40,049
MA3027, 4.000%, 06/01/2047	550,421		570,927

Fannie Mae REMICS
1990-73, 0.000%, 07/25/2020 (d)	3,870		3,809
2005-62, 4.750%, 07/25/2035	5,576		5,650

Fannie Mae-Aces
2012-M8, 1.689%, 12/25/2019 (b)(c)	1,108,785		11

FHLMC-GNMA
G023, 2.927% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	77,140		77,526

Freddie Mac Gold Pool
G1-3330, 6.000%, 10/01/2019	0(f	)	0
G1-3272, 4.500%, 08/01/2020	1,752		1,785
G1-1838, 6.000%, 08/01/2020	599		600
G1-4904, 4.500%, 12/01/2021	7,255		7,392
G1-3007, 5.000%, 03/01/2023	35,460		36,543
G1-4160, 6.000%, 01/01/2024	1,407		1,412
G1-3390, 6.000%, 01/01/2024	28,709		29,723
G1-3692, 5.500%, 02/01/2024	13,823		14,320
G1-3610, 5.500%, 02/01/2024	24,930		25,885
J1-2635, 4.000%, 07/01/2025	57,438		59,394
G3-0289, 7.000%, 09/01/2025	103,612		107,842
J1-3273, 3.500%, 10/01/2025	91,939		94,573
G1-4350, 4.000%, 12/01/2026	90,419		93,531
G1-6406, 3.000%, 01/01/2028	224,818		229,194

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

May 31, 2019

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 83.69% (Continued)
Freddie Mac Gold Pool (Continued)
G1-8702, 3.500%, 08/01/2033	$192,681	$198,207
G0-1584, 5.000%, 08/01/2033	72,763	78,264
G0-4913, 5.000%, 03/01/2038	66,058	71,071
H0-9207, 6.500%, 08/01/2038	27,236	30,196

Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.661%, 10/25/2020 (b)(c)	10,828,032	72,952
Q-001, 1.701%, 04/25/2021	346,225	342,645
K-J18, 2.455%, 03/25/2022	381,489	383,000
K-720, 0.528%, 08/25/2022 (b)(c)	9,288,915	125,739
K-023, 1.252%, 08/25/2022 (b)(c)	4,500,673	152,949
K-I01, 2.641% (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	399,954	399,079
K-724, 0.280%, 11/25/2023 (b)(c)	5,003,383	51,806
K-057, 1.191%, 07/25/2026 (b)(c)	2,678,109	185,264
Q-004, 3.067%, 01/25/2046 (b)	899,604	902,514
Q-007, 2.988%, 10/25/2047 (b)	185,795	188,345

Freddie Mac REMICS
2895, 4.000%, 11/15/2019	414	414
3414, 4.000%, 12/15/2019	14	14
2934, 0.000%, 02/15/2020 (d)	3,780	3,751
3033, 4.500%, 09/15/2020	2,822	2,830
2649, 3.500%, 07/15/2023	10,414	10,414
2824, 5.000%, 07/15/2024	4,011	4,187
3784, 4.000%, 01/15/2026	26,845	27,578
2344, 6.500%, 08/15/2031	20,178	23,561

FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.086%), 07/25/2035 (a)	523,524	520,149
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	449,692	448,327
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	362,398	360,190
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	402,053	399,532
2019-SB60, 3.070% (1 Month LIBOR USD + 3.070%), 01/25/2039 (a)	499,697	513,441
2015-SB3, 2.012% (1 Month LIBOR USD + 2.012%), 08/25/2042 (a)	59,987	59,707

Ginnie Mae I Pool
781919X, 5.000%, 05/15/2020	23,820	24,034
782618X, 4.500%, 04/15/2024	216,155	222,171
741854X, 4.000%, 05/15/2025	112,663	116,356

Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	226,204	220,166
2013-55, 1.579%, 12/16/2042	409,844	397,983
2015-97, 2.400%, 04/16/2043	638,512	633,067
2011-6, 3.500%, 10/16/2044 (b)	235,889	236,171
2013-107, 0.485%, 11/16/2047 (b)(c)	4,405,591	79,562
2013-15, 0.584%, 08/16/2051 (b)(c)	5,568,231	225,680

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

May 31, 2019

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 83.69% (Continued)
Government National Mortgage Association (Continued)
2013-07, 0.351%, 05/16/2053 (b)(c)	$7,487,908	$195,610
2013-01, 0.617%, 02/16/2054 (b)(c)	5,572,024	212,028
2013-105, 0.473%, 06/16/2054 (b)(c)	3,482,783	60,636
2013-17, 0.781%, 06/16/2054 (b)(c)	7,137,940	228,044
2013-40, 0.816%, 06/16/2054 (b)(c)	4,373,275	179,925
2013-101, 0.558%, 10/16/2054 (b)(c)	4,861,652	141,757
2013-156, 0.739%, 06/16/2055 (b)(c)	5,552,123	189,005
2014-155, 1.168%, 08/16/2055 (b)(c)	1,891,329	113,883
2014-01, 0.420%, 09/16/2055 (b)(c)	7,280,331	181,424
2014-54, 0.486%, 09/16/2055 (b)(c)	5,910,701	177,743
2014-73, 0.629%, 04/16/2056 (b)(c)	5,842,223	196,383
2014-120, 0.694%, 04/16/2056 (b)(c)	2,389,833	87,962
2014-138, 0.743%, 04/16/2056 (b)(c)	1,961,381	98,903
2015-130, 0.847%, 07/16/2057 (b)(c)	3,109,833	149,545

Seasoned Credit Risk Transfer Trust Series
2018-3, 3.500%, 08/25/2057	136,115	140,039
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,673,860)		14,576,466

U.S. GOVERNMENT NOTES/BONDS – 14.45%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2020	358,215	355,367
0.125%, 04/15/2021	1,072,550	1,062,211
United States Treasury Notes/Bonds
0.875%, 06/15/2019	400,000	399,798
1.250%, 06/30/2019	200,000	199,825
1.625%, 07/31/2019	500,000	499,347
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,536,184)		2,516,548

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

May 31, 2019

	Shares		Value
SHORT-TERM INVESTMENTS – 4.38%
First American U.S. Treasury Money Market Fund, Class Z, 2.221% (e)	763,405	$65656	$763,405
TOTAL SHORT-TERM INVESTMENTS (Cost $763,405)			763,405

Total Investments (Cost $19,973,449) – 102.52%			17,856,419
Liabilities in Excess of Other Assets – (2.52)%			(438,777)
TOTAL NET ASSETS – 100.00%			$17,417,642

Percentages are stated as a percent of net assets.

(a)	Variable or floating rate security; the rate shown represents the rate at May 31, 2019.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2019. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of May 31, 2019.
(f)	Represents a fractional share. Rounds to less than 0.5 share.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Assets and Liabilities

May 31, 2019

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
ASSETS
Investments, at value (cost $35,022,647 and $19,973,449, respectively)	$35,660,973	$17,856,419
Cash	—	1,822
Dividend receivable	68,755	—
Interest receivable	3,051	94,031
Receivable for fund shares sold	4,381	—
Receivable from Adviser	—	2,545
Other assets	23,925	17,142
TOTAL ASSETS	35,761,085	17,971,959

LIABILITIES
Written options, at value (premiums received of $1,640,461 and $—, respectively)	1,049,918	—
Payable for investments purchased	70,889	502,235
Payable to Adviser	454	—
Payable to affiliates	42,726	29,521
Payable for distribution (Rule 12b-1) fees	1,394	—
Payable for shareholder servicing fees	2,180	—
Accrued expenses and other liabilities	25,006	22,561
TOTAL LIABILITIES	1,192,567	554,317

NET ASSETS	$34,568,518	$17,417,642

Net Assets Consist Of:
Paid-in capital	$42,333,423	$24,281,441
Accumulated deficit	(7,764,905)	(6,863,799)
Net Assets	$34,568,518	$17,417,642

Institutional Class Shares
Net assets	34,288,798	17,417,642
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	3,196,249	1,872,899
Net asset value, offering price and redemption price per share	$10.73	$9.30

Investor Class Shares
Net assets	279,720	N/A
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	26,128	N/A
Net asset value, offering price and redemption price per share	$10.71	$ N/A

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Operations

For the Year Ended May 31, 2019

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
INVESTMENT INCOME
Dividend income	$970,715 (1)	$—
Non-cash dividend	83,472	—
Interest income (net of amortization and paydown gains and losses)	46,905	713,861
TOTAL INVESTMENT INCOME	1,101,092	713,861

EXPENSES
Management fees	335,718	58,577
Administration and accounting fees	97,835	54,573
Transfer agent fees and expenses	53,796	21,155
Federal and state registration fees	32,009	20,722
Audit and tax fees	19,992	18,506
Legal fees	17,133	17,133
Chief Compliance Officer fees	12,009	11,991
Trustees’ fees	9,326	9,315
Custody fees	9,282	8,593
Reports to shareholders	7,761	1,079
Pricing expenses	2,436	14,175
Distribution (Rule 12b-1) fees – Investor Class	1,023	—
Other expenses	7,006	6,324
TOTAL EXPENSES	605,326	242,143
Less waivers and reimbursement by Adviser (Note 4)	(268,313)	(134,752)
NET EXPENSES	337,013	107,391

NET INVESTMENT INCOME	764,079	606,470

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments and purchased options	858,614	5,547
Written options	111,402	—
Change in net unrealized appreciation (depreciation) on:
Investments and purchased options	(789,831)	(123,497)
Written options	62,456	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	242,641	(117,950)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,006,720	$488,520

(1)	Net of $2,742 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	May 31, 2019	May 31, 2018(1)
FROM OPERATIONS
Net investment income	$764,079	$603,060
Net realized gain (loss) from:
Investments and purchased options	858,614	(463,821)
Written options	111,402	12,036
Foreign currency	—	(194)
Change in net unrealized appreciation (depreciation) on:
Investments and purchased options	(789,831)	5,634
Written options	62,456	534,549
Foreign currency	—	(47)
Net increase in net assets from operations	1,006,720	691,217

FROM DISTRIBUTIONS
Net dividends and distributions – Institutional Class	(1,036,314)	(681,686)
Net dividends and distributions – Investor Class	(8,297)	(7,490)
Net decrease in net assets resulting from dividends and distributions paid	(1,044,611)	(689,176)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	2,928,349	17,255,427
Proceeds from shares sold – Investor Class	400	71,900
Shares issued in reinvestment of distributions – Institutional Class	977,399	575,341
Shares issued in reinvestment of distributions – Investor Class	8,060	7,013
Payments for shares redeemed – Institutional Class	(24,759,105)	(27,546,818)
Payments for shares redeemed – Investor Class	(560,581)	(375,644)
Net decrease in net assets from capital share transactions	(21,405,478)	(10,012,781)

TOTAL DECREASE IN NET ASSETS	(21,443,369)	(10,010,740)

NET ASSETS:
Beginning of year	56,011,887	66,022,627
End of year	$34,568,518	$56,011,887

(1)
Net dividends and distributions includes net investment income distributions of $(681,686) and $(7,490) for Institutional Class and Investor Class shares, respectively. End of year net assets includes accumulated net investment loss of $(2,204).

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	May 31, 2019	May 31, 2018(1)
FROM OPERATIONS
Net investment income	$606,470	$911,816
Net realized gain from investments	5,547	34,668
Change in net unrealized depreciation on investments	(123,497)	(579,366)
Net increase in net assets from operations	488,520	367,118

FROM DISTRIBUTIONS
Net dividends and distributions	(646,655)	(1,021,525)
Net decrease in net assets resulting from dividends and distributions paid	(646,655)	(1,021,525)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	403,802	12,789,185
Shares issued in reinvestment of distributions	581,346	698,786
Payments for shares redeemed	(6,838,074)	(25,799,356)
Net decrease in net assets from capital share transactions	(5,852,926)	(12,311,385)

TOTAL DECREASE IN NET ASSETS	(6,011,061)	(12,965,792)

NET ASSETS:
Beginning of year	23,428,703	36,394,495
End of year	$17,417,642	$23,428,703

(1)	Net dividends and distributions includes net investment income distributions of $(1,021,525). End of year net assets includes accumulated undistributed net investment income of $2,819.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$10.70	$10.72	$10.45	$11.54	$11.15

Income (loss) from investment operations:
Net investment income(1)(2)	0.18	0.11	0.14	0.16	0.22
Net realized and unrealized
gain (loss) on investments(4)	0.09	(0.01)	0.31	(0.58)	0.48
Total from investment operations	0.27	0.10	0.45	(0.42)	0.70

Less distributions paid:
From net investment income	(0.24)	(0.12)	(0.18)	(0.22)	(0.22)
From realized gain	—	—	—	(0.45)	(0.09)
Total distributions paid	(0.24)	(0.12)	(0.18)	(0.67)	(0.31)

Net Asset Value, End of Year	$10.73	$10.70	$10.72	$10.45	$11.54

Total Return(3)	2.55%	0.95%	4.29%	-3.52%	6.37%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$34,289	$55,188	$64,908	$132,523	$159,725

Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.35%	1.17%	1.09%	1.03%	1.05%
After waivers and reimbursements of expenses	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	1.11%	0.57%	0.95%	1.95%	1.61%
After waivers and reimbursements of expenses	1.71%	0.99%	1.29%	2.23%	1.91%

Portfolio turnover rate	71.47%	93.98%	77.33%	63.55%	87.20%

(1)	Per share net investment income has been calculated using the daily average shares outstanding method.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Investor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	May 31,		May 31,		May 31,	May 31,	May 31,
	2019		2018		2017	2016	2015
Net Asset Value, Beginning of Year	$10.68		$10.69		$10.43	$11.53	$11.14

Income (loss) from investment operations:
Net investment income(1)(2)	0.15		0.08		0.11	0.12	0.18
Net realized and unrealized
gain (loss) on investments(6)	0.09		(0.00	)(4)	0.30	(0.58)	0.49
Total from investment operations	0.23		0.08		0.41	(0.46)	0.67

Less distributions paid:
From net investment income	(0.21)		(0.09)		(0.15)	(0.19)	(0.19)
From realized gain	—		—		—	(0.45)	(0.09)
Total distributions paid	(0.21)		(0.09)		(0.15)	(0.64)	(0.28)

Net Asset Value, End of Year	$10.71		$10.68		$10.69	$10.43	$11.53

Total Return(3)	2.15%		0.71%		3.92%	-3.88%	6.09%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$280		$824		$1,114	$2,348	$2,330

Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.59%		1.42%		1.44%	1.38%	1.40%
After waivers and reimbursements of expenses	1.00	%(5)	1.00	%(5)	1.10%	1.10%	1.10%

Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.84%		0.33%		0.69%	1.60%	1.31%
After waivers and reimbursements of expenses	1.43%		0.75%		1.03%	1.88%	1.61%

Portfolio turnover rate	71.47%		93.98%		77.33%	63.55%	87.20%

(1)	Per share net investment income has been calculated using the daily average shares outstanding method.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Less than 0.05 cents per share.
(5)	Reflects expense cap of 0.75% plus Rule 12b-1 fees of 0.25%. The Fund did not accrue 0.10% allowable under the shareholder servicing plan for years ended May 31, 2018 or May 31, 2019.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$9.36	$9.51	$9.75	$9.91	$10.06

Income (loss) from investment operations:
Net investment income(1)(2)	0.29	0.26	0.25	0.15	0.15
Net realized and unrealized
gain (loss) on investments	(0.05)	(0.11)	(0.19)	(0.11)	(0.08)
Total from investment operations	0.24	0.15	0.06	0.04	0.07

Less distributions paid:
From net investment income	(0.30)	(0.30)	(0.30)	(0.20)	(0.22)
Total distributions paid	(0.30)	(0.30)	(0.30)	(0.20)	(0.22)

Net Asset Value, End of Year	$9.30	$9.36	$9.51	$9.75	$9.91

Total Return(3)	2.66%	1.60%	0.64%	0.35%	0.75%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$17,418	$23,429	$36,394	$97,164	$83,678

Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.24%	0.90%	0.64%	0.59%	0.65%
After waivers and reimbursements of expenses	0.55%	0.55%	0.55%	0.58%	0.66%

Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	2.42%	2.36%	2.50%	1.50%	1.52%
After waivers and reimbursements of expenses	3.11%	2.71%	2.59%	1.51%	1.51%

Portfolio turnover rate	15.24%	98.95%	164.31%	182.08%	99.63%

(1)	Per share net investment income has been calculated using the daily average shares outstanding method.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds
Notes to Financial Statements
May 31, 2019

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The M.D. Sass Funds (the “Funds”) each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Short Term U.S. Government Agency Income Fund”) is to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets. The investment objective of the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”) is to generate income as well as capital appreciation, while emphasizing downside protection.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Short Term U.S. Government Agency Income Fund currently offers one class of shares, the Institutional Class.  Effective February 20, 2014, the Short Term U.S. Government Agency Income Fund ceased offering its StoneCastle Treasurer Class.  Effective September 1, 2015, the Short Term U.S. Government Agency Income Fund converted its Retail Class shares to Institutional Class shares and ceased offering its Retail Class.  The Equity Income Plus Fund currently offers two classes of shares, the Institutional Class and the Investor Class. Effective February 29, 2016, the Equity Income Plus Fund converted its Class C shares to Retail Class shares and ceased offering its Class C shares, and the Retail Class was renamed to the Investor Class. The Investor Class shares are subject to a 0.25% distribution (Rule 12b-1) fee and a shareholder servicing fee not to exceed 0.10%.  Each class of shares in both Funds have identical rights and privileges except with respect to the Rule 12b-1 and shareholder servicing fees and voting rights on matters affecting a single class of shares.  The Short Term U.S. Government Agency Income Fund’s registration statement became effective on June 22, 2011.  The Institutional Class shares commenced operations on June 30, 2011.  The Equity Income Plus Fund’s registration statement became effective on June 28, 2013 at which time the Institutional and Investor Classes commenced operations.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. and M.D. Sass, LLC (the “Advisers”), investment advisers to the Short Term U.S. Government Agency Income Fund and Equity Income Plus Fund, respectively.  The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service).  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificates of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers.  Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.  If a price is not available from a pricing service, the most recent quotation obtained from one or more brokers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Debt securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.  Debt securities purchased on a delayed delivery basis are typically marked to market daily until settlement at the forward settlement date.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2019:

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$30,602,775	$—	$—	$30,602,775
Master Limited Partnerships	2,387,911	—	—	2,387,911
Real Estate Investment Trusts	1,177,758	—	—	1,177,758
Purchased Options	75,250	—	—	75,250
Total Assets	$34,243,694	$—	$—	$34,243,694
Short-Term Investments	$1,417,279	$—	$—	$1,417,279
Total Investments in Securities	$35,660,973	$—	$—	$35,660,973
Liabilities:
Written Options	$(725,470)	$(324,448)	$—	$(1,049,918)
Total Liabilities	$(725,470)	$(324,448)	$—	$(1,049,918)

(1) See the Schedule of Investments for industry classifications.

Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$—	$14,576,466	$—	$14,576,466
U.S. Government Notes/Bonds	—	2,516,548	—	2,516,548
Total Fixed Income	$—	$17,093,014	$—	$17,093,014
Short-Term Investments	$763,405	$—	$—	$763,405
Total Investments in Securities	$763,405	$17,093,014	$—	$17,856,419

The Funds measure Level 3 activity as of the end of the period. For the year ended May 31, 2019, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) Derivative Instruments

The Short Term U.S. Government Agency Income Fund did not hold any financial derivative instruments during the year ended May 31, 2019.

The Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the year ended May 31, 2019.

The following sets forth the fair value of derivative instruments as reported for the Equity Income Plus Fund within the Statements of Assets and Liabilities as of May 31, 2019:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for as	Statements of Assets &		Statements of Assets &
hedging instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts –	Investments,		Written Options,
Options	at value	$75,250	at value	$1,049,918
Total		$75,250		$1,049,918

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

The effect of derivative instruments for the Equity Income Plus Fund on the Statements of Operations for the year ended May 31, 2019:

Amount of Net Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$482,537	$111,402	$593,939
Total	$482,537	$111,402	$593,939

Change in Net Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$108,411	$62,456	$170,867
Total	$108,411	$62,456	$170,867

(1)	Reflected within investments and purchased options on the Statements of Operations.

As of May 31, 2019, the fair value of long positions which served as collateral for call options written was $34,168,444.

The average monthly notional amount outstanding for purchased and written options during the year ended May 31, 2019 were $17,699,902 and $(42,861,577), respectively.

Accounting Standards Update (ASU) 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statements of Assets and Liabilities with respect to derivative instruments.  The Equity Income Plus Fund is not subject to any Master Netting Arrangements, therefore the Equity Income Plus Fund was not required to offset any assets or liabilities.

Options

GAAP requires enhanced disclosures about the Equity Income Plus Fund’s derivative activities, including how such activities are accounted for and their effect on the Equity Income Plus Fund’s financial position and results of operations.

The Equity Income Plus Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Equity Income Plus Fund enters into written call options to reduce volatility of the portfolio and/or earn premium income. Additionally, for hedging purposes, the Equity Income Plus Fund will periodically buy put options on equity securities indices. The Equity Income Plus Fund’s option component of its overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Equity Income Plus Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Equity Income Plus Fund may purchase put options on indices and enter into related closing transactions.  As a holder of a put option, the Equity Income Plus Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Equity Income Plus Fund writes an option, an amount equal to the premium received by the Equity Income Plus Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Equity Income Plus Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

determining whether the Equity Income Plus Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Equity Income Plus Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Equity Income Plus Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Equity Income Plus Fund has a realized gain or loss.

(c) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2019, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year ended May 31, 2019, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2016.

(d) Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class shares of the Equity Income Plus Fund.  Shareholder servicing fees are expensed at an amount not to exceed 0.10% of average daily net assets of the Investor Class shares of the Equity Income Plus Fund.  Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

(h) Other

Investment transactions are recorded on the trade date.  The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Non-cash dividends are recorded at fair market value of the securities received.  Return of capital distributions received from the Funds’ investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Discounts, premiums and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield method.  Gains and losses on principal payments of mortgage-backed securities (paydowns gains and losses) are included as an adjustment to interest income in the Statements of Operations.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended May 31, 2019 and May 31, 2018 were as follows:

Equity Income Plus Fund
	May 31, 2019	May 31, 2018
Ordinary Income	$1,044,611	$689,176
Long-Term Capital Gain	—	—

Short Term U.S. Government Agency Income Fund
	May 31, 2019	May 31, 2018
Ordinary Income	$646,655	$1,021,525
Long-Term Capital Gain	—	—

As of May 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
Cost basis of investments for federal income tax purposes	$33,533,941	$19,973,449
Gross tax unrealized appreciation	3,692,282	434,751
Gross tax unrealized depreciation	(2,615,168)	(2,551,781)
Net tax unrealized appreciation (depreciation)	1,077,114	(2,117,030)
Undistributed ordinary income	179,422	1,119
Undistributed long-term capital gain	—	—
Total distributable earnings	179,422	1,119
Other accumulated losses	(9,021,441)	(4,747,888)
Total accumulated losses	$(7,764,905)	$(6,863,799)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to basis adjustments related to investments in partnerships and the deferral of losses on wash sales and straddle adjustments.

At May 31, 2019, the Equity Income Plus Fund had short-term capital loss carryovers of $8,657,510.  At May 31, 2019, the Short Term U.S. Government Agency Income Fund had short-term capital loss carryovers of $3,934,738 and had long-term capital loss carryovers of $813,150.  These losses will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds’ realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2019, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

Equity Income Plus Fund
Undistributed Net Investment Income/(Loss)	$98,227
Accumulated Net Realized Gain/(Loss)	$(98,227)

Short Term U.S. Government Agency Income Fund
Undistributed Net Investment Income/(Loss)	$38,485
Accumulated Net Realized Gain/(Loss)	$(38,485)

The permanent adjustments for the Equity Income Plus Fund and Short Term U.S. Government Agency Income Fund relate to partnership and paydowns adjustments, respectively.

(4)	Investment Advisers

The Trust has Investment Advisory Agreements (collectively, the “Agreement”) with the Advisers to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Funds compensate the Advisers for their management services at the annual rate of 0.30% and 0.75% of the Funds’ average daily net assets for the Short Term U.S. Government Agency Income Fund and Equity Income Plus Fund, respectively.

The Advisers have contractually agreed to waive their management fee and/or reimburse the Funds’ other expenses at least through the expiration dates listed below, to the extent necessary to ensure that the Funds’ operating expenses (excluding any front end or contingent deferred load, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Equity Income Plus Fund	September 28, 2019	0.75%
Short Term U.S. Government Agency Income Fund	September 28, 2019	0.55%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.  The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal period ending:

	May 31, 2022	May 31, 2021	May 31, 2020
Equity Income Plus Fund
Institutional Class	$265,883	$253,672	$268,398
Investor Class	2,430	3,672	5,907
Short Term U.S. Government Agency Income Fund
Institutional Class	134,752	118,383	61,936

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

(5)	Distribution Plan and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Equity Income Plus Fund, which authorizes the payment to Quasar Distributors, LLC (the “Distributor”) of a distribution (Rule 12b-1) fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution. During the year ended May 31, 2019, the Fund accrued fees of $1,023 pursuant to the 12b-1 Plan.  As of May 31, 2019, the Fund owed the Distributor $1,394 in fees.

The Trust has adopted a shareholder servicing plan, on behalf of the Equity Income Plus Fund, which authorizes payment of a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Investor Class shares for the Equity Income Plus Fund. During the year ended May 31, 2019, the Equity Income Plus Fund did not accrue shareholder servicing fees, but was able to pay shareholder servicing fees incurred of $2,180 through May 31, 2019 from prior year balances.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“ Fund Services,” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the year ended May 31, 2019, and owed as of May 31, 2019, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$97,835	$23,439
Short Term U.S. Government Agency Income Fund	54,573	14,958

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Funds’ custodian.  Fees incurred for the year ended May 31, 2019, and owed as of May 31, 2019, are as follows:

Pricing Expenses	Incurred	Owed
Equity Income Plus Fund	$2,436	$579
Short Term U.S. Government Agency Income Fund	14,175	4,093

Transfer Agency	Incurred	Owed
Equity Income Plus Fund	$53,796	$13,410
Short Term U.S. Government Agency Income Fund	21,155	5,358

Custody	Incurred	Owed
Equity Income Plus Fund	$9,282	$2,298
Short Term U.S. Government Agency Income Fund	8,593	2,115

Each Fund has a line of credit with U.S. Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of Fund Services and U.S. Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended May 31, 2019, and owed as of May 31, 2019, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$12,009	$3,000
Short Term U.S. Government Agency Income Fund	11,991	2,997

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

(7)	Capital Share Transactions

Transactions in shares of the Equity Income Plus Fund were as follows:

Institutional Class

	Year Ended	Year Ended
	May 31, 2019	May 31, 2018
Shares sold	276,037	1,621,111
Shares reinvested	92,269	52,918
Shares redeemed	(2,327,819)	(2,575,332)
Net decrease	(1,959,513)	(901,303)

Investor Class
	Year Ended	Year Ended
	May 31, 2019	May 31, 2018
Shares sold	37	6,541
Shares reinvested	762	643
Shares redeemed	(51,880)	(34,262)
Net decrease	(51,081)	(27,078)

Transactions in shares of the Short Term U.S. Government Agency Income Fund were as follows:

Institutional Class

	Year Ended	Year Ended
	May 31, 2019	May 31, 2018
Shares sold	43,403	1,359,949
Shares reinvested	62,710	74,380
Shares redeemed	(736,789)	(2,755,837)
Net decrease	(630,676)	(1,321,508)

(8)	Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Funds for the year ended May 31, 2019 are summarized below:

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
Purchases:
U.S. Government	$—	$2,614,274
Other	31,181,427	—
Sales:
U.S. Government	$—	$6,365,823
Other	49,440,873	—

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

(9)	Beneficial Ownership

The benefical ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2019, the following shareholders held over 25% of a Fund’s shares outstanding:

Equity Income Plus Fund

Institutional Class
National Financial Services, LLC	42.80%

Investor Class
National Financial Services, LLC	36.76%

Short Term U.S. Government Agency Income Fund

Institutional Class
National Financial Services, LLC	40.19%
Marc Brownstein	31.10%

(10)	Line of Credit

At May 31, 2019, the Equity Income Plus Fund had a line of credit with a maximum amount of borrowing for the lessor of $7,000,000 or 33.33% of the market value of unencumbered assets of the Fund and the Short Term U.S. Government Agency Income Fund had a line of credit with a maximum amount of borrowing for the lessor of $5,000,000, 20% of the gross market value of the Fund, or 33.33% of the market value of unencumbered assets of the Fund which mature August 9, 2019. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. For the year ended May 31, 2019, the interest rate under the lines of credit was 4.75% from June 1, 2018 through June 13, 2018, 5.00% from June 14, 2018 through September 26, 2018, 5.25% from September 27, 2018 through December 19, 2018, and 5.50% thereafter.  The following table provides information regarding usage of the line of credit for the year ended May 31, 2019 for the Equity Income Plus Fund.  The Short Term U.S. Government Agency Income Fund did not borrow on the line of credit during the year ended May 31, 2019.  The Funds did not have an outstanding balance on either line of credit as of May 31, 2019.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Equity Income Plus Fund	2	$920,000	$272	$1,159,000	2/20/19

*	Interest expense is reported within Other Expenses on the Statement of Operations.

(11)	Subsequent Events

On June 27, 2019, the Equity Income Plus Fund declared and paid a distribution from ordinary income of $361,014 and $2,787 to the shareholders of record on June 26, 2019 of the Institutional Class and Investor Class, respectively.

On June 27, 2019, the Short Term U.S. Government Agency Income Fund declared and paid a distribution from ordinary income of $64,708 to the shareholders of record on June 26, 2019.

The Board, at a meeting held on July 22, 2019, approved Agreements and Plans of Reorganization (each a “Plan of Reorganization”) relating to each of the Funds. The Plan of Reorganization for the Equity Income Plus Fund provides for the reorganization (the “Equity Fund Reorganization”) of the Equity Income Plus Fund into the Integrity Dividend Harvest Fund, a existing series of The Integrity Funds, an open-end registered investment management company. The Plan of Reorganization for the Short Term U.S. Government Agency Income Fund provides for the reorganization (the “Bond Fund Reorganization”) of the Short Term U.S. Government Agency Income Fund into a newly created series of The Integrity Funds. A notice of a special meeting of shareholders and a proxy statement seeking shareholder approval for each Plan of Reorganization will be sent in the near future to Fund shareholders.

M.D. Sass Funds
Notes to Financial Statements (Continued)
May 31, 2019

(12)	Regulatory Updates

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the year ended May 31, 2019.

M.D. Sass Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of M.D. Sass Funds and
Board of Trustees of Trust for Professional Managers

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of M.D Sass Funds, comprising M.D. Sass Equity Income Plus Fund and M.D. Sass Short Term U.S. Government Agency Income Fund (the “Funds”), each a series of Trust for Professional Managers, as of May 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio
July 29, 2019

M.D. Sass Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees of the Trust (the “Board”).  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor Emeritus of	Independent Trustee,
615 E. Michigan St.		Term; Since		Accounting, Marquette	USA MUTUALS (an
Milwaukee, WI 53202		August 22,		University (June 2019-	open-end investment
Year of Birth: 1955		2001		present); Professor,	company with two
				Department of Accounting,	portfolios).
Marquette University
(2004-May 2019);
Chair, Department of
Accounting, Marquette
University (2004-2017).

Gary A. Drska	Trustee	Indefinite	28	Pilot, Frontier/Midwest Airlines,	Independent Trustee,
615 E. Michigan St.		Term; Since		Inc. (airline company)	USA MUTUALS (an
Milwaukee, WI 53202		August 22,		(1986-present).	open-end investment
Year of Birth: 1956		2001			company with two
portfolios).

Jonas B. Siegel	Trustee	Indefinite	28	Retired (2011-present);	Independent Trustee,
615 E. Michigan St.		Term; Since		Managing Director, Chief	Gottex Trust (an open-end
Milwaukee, WI 53202		October 23,		Administrative Officer (“CAO”)	investment company)
Year of Birth: 1943		2009		and Chief Compliance Officer	(2010-2016); Independent
				(“CCO”), Granite Capital	Manager, Ramius IDF
				International Group, L.P.	fund complex (two
				(an investment management	closed-end investment
				firm) (1994-2011).	companies) (2010-2015);
Independent Trustee,
Gottex Multi-Asset
Endowment fund complex
(three closed-end
investment companies)
(2010-2015); Independent
Trustee, Gottex Multi-
Alternatives fund complex
(three closed-end
investment companies)
(2010-2015).

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	28	President (2017-present),	Trustee; USA MUTUALS
615 E. Michigan St.	and	Term; Since		Chief Operating Officer	(an open-end investment
Milwaukee, WI 53202	Trustee	August 22,		(2016-present), Executive	company) (2001-2018);
Year of Birth: 1962		2001		Vice President (1994-2017),	Trustee, Buffalo
				U.S. Bancorp Fund	Funds (an open-end
				Services, LLC.	investment company)
(2003-2017).

John P. Buckel	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term; Since		Services, LLC (2004-present).
Milwaukee, WI 53202	Principal	January 24,
Year of Birth: 1957	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	President,	Term; Since		Services, LLC (2002-present).
Milwaukee, WI 53202	Treasurer	January 24,
Year of Birth: 1974	and	2013
Principal
Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Compliance	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Officer,	July 1,		(February 2017-present);
Year of Birth: 1985	Vice	2017		Vice President and Assistant
	President and			CCO, Heartland Advisors, Inc.
	Anti-Money			(December 2016-January 2017);
	Laundering			Vice President and CCO,
	Officer			Heartland Group, Inc.
(May 2016-November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016-November 2016),
Assistant CCO and Senior Legal
Counsel (January 2016-April 2016),
Senior Legal and Compliance
Counsel (2013-2015), Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.		Term; Since		Fund Services, LLC
Milwaukee, WI 53202		May 29,		(2012-present).
Year of Birth: 1981		2015

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		April 23,		(2011-present).
Year of Birth: 1987		2015

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 1,		(2010-present).
Year of Birth: 1987		2015

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		August 20,		(2007-present).
Year of Birth: 1985		2018

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

M.D. Sass Equity Income Plus Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2019 was as follows:

M.D. Sass Equity Income Plus Fund	97.98%

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisers the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

M.D. SASS FUNDS

Investment Advisers	Equity Income Plus Fund
M.D. Sass, LLC
55 West 46th Street, 28th Floor
New York, New York 10036

Short Term U.S. Government Agency Income Fund
M.D. Sass Investors Services, Inc.
55 West 46th Street, 28th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  Incorporated by reference to the Registrant’s Form N-CSR filed August 7, 2014.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2019	FYE 5/31/2018
Audit Fees	$32,000	$32,000
Audit-Related Fees	$0	$0
Tax Fees	$6,500	$6,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2019	FYE 5/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2019	FYE 5/31/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 7, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    7/31/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    7/31/19

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    7/31/19

* Print the name and title of each signing officer under his or her signature.